Note 1 - Summary of Significant Accounting Policies: Basis of Presentation (Policies)	3 Months Ended
Sep. 30, 2012
Basis of Presentation:
Basis of Presentation

Basis of Presentation

The accompanying financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (US GAAP) for financial information and in accordance with the Securities and Exchange Commission’s (SEC) Regulation S-X.  They reflect all adjustments which are, in the opinion of the Company’s management, necessary for a fair presentation of the financial position and operating results as of and for the period ended September 30, 2012 and for the period February 23, 2011 (inception) to September 30, 2012.